Reconciliation of Accrued Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Schedule of Unrecognized Tax Benefits [Line Items]
Beginning balance	$ 171	$ 177
Foreign currency adjustment	(8)	(6)
Ending balance	$ 163	$ 171